Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Consolidated Statements of Comprehensive Income
Net income	$ 4,974	$ 2,822	$ 2,857
Securities available for sale:
Unrealized (loss) gain on investment securities available-for-sale, net of tax	(4,274)	(123)	2,380
Adjustment for gain on sales of investment securities, net of tax	(482)	(16)
Defined benefit pension plans:
Net gain (loss) arising during the year, net of tax	2,094	547	(1,830)
Amortization of prior service cost included in net periodic pension cost, net of tax	68	77	48
Total other comprehensive (loss) income	(2,594)	485	598
Total comprehensive income	$ 2,380	$ 3,307	$ 3,455